Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.001 par value per share
Amount Registered | shares	9,166,652
Proposed Maximum Offering Price per Unit	1
Amount of Registration Fee | $	$ 0
Carry Forward Form Type	S-3ASR
Carry Forward File Number	333-266158
Carry Forward Initial Effective Date	Jul. 15, 2022
Offering Note
(1) Includes the maximum amount of shares of Class A common stock issuable upon conversion of $220 million aggregate amount of the Notes. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions
(2) Pursuant to Rule 457(i) under the Securities Act, there is no additional filing fee with respect to the 9,166,652 shares of Class A common stock issuable upon conversion of the $220,000,000 aggregate principal amount of Notes registered on Form
S-3ASR
(333-266158)
because no additional consideration will be received in connection with the exercise of the conversion privilege.